INCOME TAXES (Tax Credit) (Details) $ in Millions	Dec. 31, 2018 USD ($)
U.S Federal
Tax credit carryforwards
Valuation allowance against the related deferred tax assets	$ 26.4
U.S Federal | Alternative minimum tax credit carryforwards
Tax credit carryforwards
Tax credit carryforwards	1.0
U.S Federal | Research and development credit carryforwards
Tax credit carryforwards
Tax credit carryforwards	5.5
Tax Credit Carry Forward Amount Not Subject To Expiration	2.5
Tax Credit Carry Forward Amount Subject To Expiration	3.0
Foreign
Tax credit carryforwards
Tax credit carryforwards	$ 32.9